UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-08824
                                                                Integrity Fund of Funds, Inc.

(Exact name of registrant as specified in charter)

Address of Registrant :        1 Main Street North
                                           Minot, ND 58703

Name and address of agent for service :        Brenda Sem
                                                                    1 Main Street North
                                                                    Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292
Date of fiscal year end: December 31, 2003
Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Integrity Fund of Funds, Inc. (the “Fund”) for the six months ended June 30, 2004.  The Fund’s portfolio and related financial statements are presented within for your review.

The global recovery, centered in the U.S. and Asia continues to improve as evidenced by the recent Federal Reserve hike in the Federal Funds Rate from a historic low of 1% to 1.25% on June 30th.  The increase was widely anticipated as recent economic and labor market conditions have improved.  The environment of rising profits, low interest rates, a weak dollar, accelerating domestic retail sales, and strengthening exports bodes well for a further accommodative Federal Reserve.

The Federal Reserve has taken center stage as it prepares to shift away from its stimulative monetary stance to a normalization of fed funds.

Several crucial questions remain unresolved:
What will constitute a neutral fed fund rate?
Will the normalization process be faster or slower than the market is currently discounting?
How much damage will higher rates cause the economy and market?

While no one knows for certain, recent verbiage from the Federal Reserve states: “With underlying inflation still expected to be relatively low, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured. Nonetheless, the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.”

The stock market has had to deal with a lot of bad news in recent months including the geopolitical situation, high oil prices and a re-pricing of Fed policy.  Nevertheless, the equity markets remain in a cyclical uptrend.  Interest rates, although rising, will still be at historically low levels for some time and will provide decent earnings growth.  The negligible level of short-term rates provides a powerful inducement to seek higher returns in equities.

Integrity Fund of Funds total return for the period was 1.40%.  In comparison, the Dow Jones Industrial Average was 3.45%, the Standard and Poors 500 Index was 3.44% and NASDAQ was 3.32% for the period.

Recent purchases during the period include: Franklin Templeton Gold and Precious Metals Fund, Templeton Growth Fund and Templeton World Fund.  These purchases coincide with higher inflationary expectations and a secular down trend in the U.S dollar.

The Fund continues to invest in proven funds.  The current portfolio is represented as follows: Growth 38%, Growth & Income 24%, World Stock 16%, Precious Metals 12% and Equity Income 10%.

Long-term capital appreciation and growth of income continue to be the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integritymf.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  June 30, 2004 (Unaudited)

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Contingent Deferred Sales Charge (CDSC)
A charge applied at the time of the redemption, assuming redemption at the end of the period.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

No-Load
A mutual fund whose shares are sold without a sales charge added to the net asset value.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2004 (Unaudited)

Insert pie charts here

PERFORMANCE AND COMPOSITION

Portfolio Load Types

Load	57.2%
No-Load	42.8%

The Load Structure reflects the type of sales load typically charged by each fund in the portfolio.
As of 6/30/04, the Fund has not paid a sales load to any fund.

These percentages are subject to change.

Portfolio Investment Style

G – Growth	37.8%
G&I – Growth & Income	24.1%
WS – World Stock	15.7%
PM – Precious Metals	12.2%
EI – Equity Income	10.2%

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.

These percentages are subject to change.

June 30, 2004 (Unaudited)

Disclosure of Fund Expenses

EXAMPLE 1:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $1,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also is based on the Fund’s actual operating expenses of 1.60% and rate of return for the period of 1.40%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
YTD expenses	$31	$16

Account value of an initial investment of $1,000 as of the end of the period would be $1,014.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example is based on the Fund’s actual operating expenses of 1.60% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
YTD expenses	$31	$16

Account value of an initial investment of $1,000 as of the end of the period would be $1,050.

June 30, 2004 (Unaudited)

Average Annual Total Returns

	For periods ending June 30, 2004
				Since Inception
Integrity Fund of Funds	1 year	5 year	10 year	(January 3, 1995)
Without CDSC	18.02%	(4.47)%	N/A	5.09%
With CDSC (1.50% Max)	16.52%	(4.47)%	N/A	5.09%

	For periods ending June 30, 2004
				Since Inception
S&P 500 Index	1 year	5 year	10 year	(January 3, 1995)
	19.11	(2.20)%	11.82%	11.93%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2004 (Unaudited)

Comparative Index Graph (insert here)

Comparison of change in value of a $10,000 investment in Integrity Fund of Funds and the S&P 500 Index

	Integrity Fund of Funds
	w/o CDSC	S&P 500 Index
1/3/1995	$10,000	$10,000
1995	$12,520	$13,411
1996	$14,252	$16,129
1997	$16,340	$21,130
1998	$18,328	$26,765
1999	$21,807	$31,991
2000	$19,855	$28,747
2001	$15,578	$24,998
2002	$12,279	$19,164
2003	$15,799	$24,219
6/30/04	$16,019	$29,171

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  The principal value and investment return of an investment in the Integrity Fund of Funds, Inc. will fluctuate so that an investor’s shares may be worth more or less than their original cost when redeemed.

June 30, 2004 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of fund, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) and the eight series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Directors. The remaining three Directors/Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director, and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 83	Director	Since August 1994	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004) Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Ctr. 1015 S. Bdwy, Ste 15 Minot, ND 58701 56	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. ( January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	17	None

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of the Integrity Funds.

Trustees (Directors for Corporate Funds) and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directos and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 601-5593

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 70	Director, Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.,), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); and Director, ARM Securities Corporation (since May 2000).

				3	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Director, Chairman, President and Treasurer	Since Inception

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc. and Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003), Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Brent M. Wheeler 1 Main Street North Minot, ND 58703 33	Treasurer	Since May 2004

Fund Accountant (May 1994 to December 1997) Sr. Fund Accountant (December 1997 to June 1998) Fund Accounting Manager (Since June 1998), Integrity Mutual Funds, Inc.; Treasurer (Since May 2004), Integrity Funds, Integrity Managed Portfolios, Integrity Mutual Funds.

Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of the Integrity Funds.

** Directors who are “interested persons” of the Fund as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

Trustees (Directors for Corporate Funds) and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 601-5593

June 30, 2004 (Unaudited)

INDEPENDENT DIRECTORS

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]	[PHOTO]
Peter A. Quist Vice-President	Robert E. Walstad President	Brent M. Wheeler Treasurer

Schedule of Investments  June 30, 2004 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
MUTUAL FUNDS (98.0%)

*AIM Basic Value Fund Class A	9,828	$302,319
American Growth Fund of America Class A	23,119	593,230
Dodge & Cox Stock Fund Class N	5,276	630,987
Fidelity Dividend Growth Fund Class N	13,615	379,179
Franklin Gold & Precious Metals Class A	48,824	787,045
*Legg Mason Value Trust Class N	5,623	338,450
Mairs and Power Growth Fund Class N	5,132	344,710
MFS Value Fund Class A	17,600	368,196
T. Rowe Price Equity Income Fund Class N	11,533	286,945
Templeton Growth Fund Class A	23,496	507,754
Templeton World Fund Class A	29,231	507,456
Thompson Plumb Growth Fund Class N	8,516	405,931
Vanguard Capital Opportunity Fund Class N	13,163	372,634
Washington Mutual Investors Class A	21,039	617,911

TOTAL MUTUAL FUNDS (COST: $5,882,920)		$6,442,747

SHORT-TERM SECURITIES (2.0%)	Shares
Wells Fargo Cash Investment Money Market (COST: $133,201)	133,201	$133,201

TOTAL INVESTMENTS IN SECURITIES (COST: $6,016,121)		$6,575,948
OTHER ASSETS LESS LIABILITIES		(1,850)

NET ASSETS		$6,574,098

*Indicates mutual fund is non-income producing.

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2004

Statement of Assets and Liabilities  June 30, 2004 (Unaudited)

ASSETS
Investments in securities, at value (cost: $6,016,121)	$6,575,948
Accrued interest receivable	283
Accrued dividends receivable	4,232
Receivable from manager	212
Prepaid expenses	12,828

Total Assets	$6,593,503

LIABILITIES
Accrued expenses	$9,954
Payable for fund shares redeemed	500
Disbursement in excess of demand deposit cash	8,951
Total Liabilities	$19,405

NET ASSETS	$6,574,098

Net assets are represented by:
Capital stock outstanding, at par	$65
Additional paid-in capital	11,020,883
Accumulated undistributed net realized gain (loss) on investments	(4,968,900)
Accumulated undistributed net investment income	(37,777)
Unrealized appreciation on investments	559,827
Total amount representing net assets applicable to
647,945 outstanding shares of $.0001 par value
common stock (1,000,000,000 shares authorized)	$6,574,098

Net asset value per share	$10.15

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$747
Dividends	16,318
Total Investment Income	$17,065

EXPENSES
Investment advisory fees	$30,766
Service fees	8,569
Transfer agent fees	7,763
Accounting service fees	13,714
Custodian fees	626
Transfer agent out-of-pockets	1,757
Professional fees	17
Directors fees	867
Reports to shareholders	1,510
Insurance expense	(78)
Legal fees	350
Audit fees	4,058
License, fees, and registrations	5,897
Total Expenses	$75,816
Less expenses waived or absorbed by the Fund’s manager	(20,974)
Total Net Expenses	$54,842

NET INVESTMENT INCOME (LOSS)	$(37,777)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(103,250)
Capital gain distributions	3,754
Net change in unrealized appreciation (depreciation) of:
Investments	226,342
Net Realized and Unrealized Gain (Loss) on Investments	$126,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,069

The accompanying notes are an integral part of these financial statements.

Financial Statements  June 30, 2004

Statement of Changes in Net Assets  For the six months ended June 30, 2004, and the year ended December 31, 2003

	For The Six Months EndedJune 30, 2004 (Unaudited)	For The Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(37,777)	$(49,261)
Net realized gain (loss) on investments	(99,496)	(513,913)
Net change in unrealized appreciation (depreciation) on investments	226,342	2,305,287
Net Increase (Decrease) in Net Assets Resulting From Operations	$89,069	$1,742,113

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investments ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$363,273	$401,088
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,020,115)	(3,496,853)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(656,842)	$(3,095,765)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(567,773)	$(1,353,652)

NET ASSETS, BEGINNING OF PERIOD	7,141,971	8,495,523

NET ASSETS, END OF PERIOD	$6,574,098	$7,141,871
Undistributed Net Investment Income (Loss)	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  June 30, 2004 (Unaudited)

Note 1.                ORGANIZATION

Integrity Fund of Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995.  The Fund’s objective is long-term capital appreciation and growth of income.  The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

Shares of the Fund are offered for sale at net asset value without a sales charge.  Shares may be subject to a contingent deferred sales charge if redeemed within five years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Investments in mutual funds are valued at the net asset value per share (NAV) most recently determined and reported by the respective mutual fund.  Such quotations are obtained from a pricing service.  If the pricing service fails to receive the NAV from the underlying mutual fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying mutual fund.  If the NAV is unreportable by the underlying fund group on the current day, then our pricing group will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the NAV for the Fund.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	June 30, 2004	December 31, 2003
Tax-exempt income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the six months ended June 30, 2004, there were no distributions paid.

The Fund has available at December 31, 2003, a net capital loss carryforward totaling $4,869,405, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	0
2006	0
2007	0
2008	0
2009	2,646,492
2010	1,709,000
2011	513,913

For the year ended December 31, 2003, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Distributions to shareholders – The Fund will distribute dividends from net investment income and any net realized capital gains at least annually.  Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Distributions are recorded on the ex-dividend date.

Investment transactions are accounted for on the trade date.  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.  These differences are primarily due to differing treatments for non-taxable dividends, and losses deferred due to wash sales.

Income and expenses are recorded on the accrual basis.  Realized gains and losses are reported on the identified cost basis.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation), related to open futures contracts, is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were 1,000,000,000 shares of $.0001 par value authorized; 647,945 and 713,694 shares were outstanding atJune 30, 2004, and December 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003
Shares sold	35,819	46,524
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(101,568)	(425,076)
Net increase (decrease)	(65,749)	(378,552)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and Integrity Fund Services, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $10,159 of investment advisory fees after partial waiver for the six months ended June 30, 2004.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

In addition, the investment adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses was 1.60% for the fiscal year ended December 31, 2003.

ND Capital, Inc. (“Capital”) is the Fund’s principal underwriter.  The Fund pays Capital service fees computed at an annual rate of 0.25% of the Fund’s average daily net assets.  Capital, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts.  The Fund has recognized $8,569 of service fees for the six months ended June 30, 2004.  The Fund has a payable to ND Capital, Inc. of $1,445 at June 30, 2004, for service fees.  Certain officers and directors of the Fund are also officers and directors of the underwriter.

Integrity Fund Services, Inc. provides shareholder services for a fee computed at an annual rate of 0.25%of the Fund’s average daily net assets with a minimum of $2,000 per month, plus out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $7,763 of transfer agency fees for the six months ended June 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,133 at June 30, 2004, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $13,714 of accounting service fees for the six months ended June 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,422 at June 30, 2004, for accounting service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,250,000 and $1,846,540, respectively, for the six month ended June 30, 2004.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $6,016,121 and the net unrealized appreciation of investments based on the cost was $559,827, which is comprised of $641,670 aggregate gross unrealized appreciation and $81,843 aggregate gross unrealized depreciation.

Financial Highlights  June 30, 2004

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$10.01	$7.78	$9.87	$12.58	$15.80	$14.22

Income from Investment Operations:
Net investment income (loss)	$(.06)	$(.07)	$(.10)	$(.12)	$.03	$.08
Net realized and unrealized gain (loss) on investments	.20	2.30	(1.99)	(2.59)	(1.42)	2.62
Total Income (Loss) From Investment Operations	$.14	$2.23	$(2.09)	$(2.71)	$(1.39)	$2.70

Less Distributions:
From net investment income	$.00	$.00	$.00	$.00	$(.03)	$(.08)
Distributions from net realized gains	.00	.00	.00	.00	(1.80)	(1.04)
Total Distributions	$.00	$.00	$.00	$.00	$(1.83)	$(1.12)

NET ASSET VALUE, END OF PERIOD	$10.15	$10.01	$7.78	$9.87	$12.58	$15.80

Total Return	2.80%(A)(C)	28.66%(A)	(21.18)%(A)	(21.54)%(A)	(8.82)%(A)	18.98%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$6,574	$7,142	$8,496	$14,418	$19,299	$22,133
Ratio of net expenses (after expense assumption) to average net assets	1.60%(B)(C)	1.60%(B)	1.60%(B)	1.60%(B)	1.59%(B)	1.58%(B)
Ratio of net investment income to average net assets	(1.10)%(C)	(0.69)%	(0.89)%	(1.13)%	0.17%	0.49%
Portfolio turnover rate	18.74%	0.00%	27.71%	51.46%	26.46%	19.49%

(A) Excludes contingent deferred sales charge of 1.50%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $20,974, $25,525, $21,883, $10,797, $1,155, and $3,205, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.21%, 1.97%, 1.79%, 1.67%, 1.60%, and 1.60%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR.  No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Items 5. Not applicable

Items 6. The Schedule of Investments is included in  Item 1 of Form N-CSRS.

Item 7. Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

              Not applicable

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 10. Controls and Procedures.

(a)                The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)                The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)(1)       The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

(2)          Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

(b)                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

BY: Robert E. Wastad

ROBERT E. WALSTAD

PRESIDENT

Date: August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Fund of Funds, Inc.

BY: Robert E. Wastad

ROBERT E. WALSTAD

PRESIDENT

Date: August 27, 2004

BY: Brent Wheeler

BRENT WHEELER

TREASURER

Date: August 27, 2004